Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Oct. 27, 2020	May 29, 2020
Lessor, Lease, Description [Line Items]
Operating leases rent expense	$ 1.5
Operating lease, weighted average remaining lease term		11 years 8 months 12 days
Operating lease, weighted average discount rate		4.40%
Gain contingency				$ 20.0
Positive Outcome Of Litigation, Reimbursement Of Payment
Lessor, Lease, Description [Line Items]
Gain contingency				10.0
Positive Outcome Of Litigation, Termination Penalty Repayment
Lessor, Lease, Description [Line Items]
Gain contingency				$ 10.0
Nikolov V. Livent Corp | Pending Litigation
Lessor, Lease, Description [Line Items]
Estimate of possible loss			$ 7.4
Net loss contingency accrued		$ 2.0
Settlement accrued liability		7.4
Insurance reimbursement receivable		$ 5.4
Minimum
Lessor, Lease, Description [Line Items]
Remaining lease term		2 years
Maximum
Lessor, Lease, Description [Line Items]
Remaining lease term		15 years